Borrowings - Schedule of Analysis of Borrowings by Interest Rate Changes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	£ 47,509	£ 49,450
Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	47,509	49,450
Borrowings net, derivative instruments adjustment	47,196	49,063
Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(313)	(387)
Within 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,225	5,423
Within 1 Year | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	10,384	12,516
Borrowings net, derivative instruments adjustment	14,771	16,798
Within 1 Year | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	3,069	2,995
Within 1 Year | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	1,318	1,287
Between 1-2 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	7,261	2,344
Between 1-2 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,540	2,325
Borrowings net, derivative instruments adjustment	3,951	2,308
Between 1-2 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(589)
Between 1-2 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(17)
Between 2-3 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,958	7,011
Between 2-3 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	1,967	4,321
Borrowings net, derivative instruments adjustment	635	3,767
Between 2-3 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(539)	(554)
Between 2-3 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(793)
Between 3-4 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	7,095	2,913
Between 3-4 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,577	1,941
Borrowings net, derivative instruments adjustment	4,341	633
Between 3-4 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(236)	(533)
Between 3-4 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(775)
Between 4-5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,580	6,857
Between 4-5 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,585	4,332
Borrowings net, derivative instruments adjustment	1,885	4,110
Between 4-5 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(222)
Between 4-5 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(700)
Beyond Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	23,390	24,902
Beyond Five Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	23,456	24,015
Borrowings net, derivative instruments adjustment	21,613	21,447
Beyond Five Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(1,705)	(1,686)
Beyond Five Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ (138)	£ (882)